INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

12. INCOME TAXES

For the years ended December 31, 2014 and 2013, the Company did not record a current or deferred income tax expense or (benefit) due to current and historical losses incurred by the Company. The Company's losses before income taxes consist solely of domestic losses.

A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	As of December 31,
	2013	2014
Federal income tax (benefit) at statutory rate	34.00%	34.00%
(Increase) decrease income tax (benefit) resulting from:
Expiration of state net operating losses	(12.11)	0.00
Permanent items	(0.01)	(0.17)
Research and experimental credits	4.19	3.74
Change in valuation allowance	(26.07)	(37.57)

Income tax expense (benefit)	0.00%	0.00%

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company's deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2013	2014
Deferred tax assets:
Net operating loss carryforwards	$21,392	$28,419
Depreciation and amortization	—	36
Research Credits	2,400	3,070

Deferred tax assets before valuation allowance	23,792	31,525
Valuation allowance	(23,788)	(31,525)

	4	—
Deferred tax liabilities:
Depreciation and amortization	(4)	—

	(4)	—

Net deferred tax assets	$—	$—

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. As of December 31, 2014 and 2013, based on the Company's history of operating losses, the Company has concluded that it is not more likely than not that the benefit of its deferred tax assets will be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of December 31, 2014 and 2013. The valuation allowance increased $7,737 during the year ended December 31, 2014, due primarily to net operating losses generated. The valuation allowance increased by $5,081 during the year ended December 31, 2013, due primarily to net operating losses generated.

As of December 31, 2014 and 2013, the Company had U.S. federal net operating loss carryforwards of $78,276 and $60,380, respectively, which may be available to offset future income tax liabilities and expire at various dates through 2034. As of December 31, 2014 and 2013, the Company also had U.S. state net operating loss carryforwards of $34,184 and $16,354, respectively, which may be available to offset future income tax liabilities and expire at various dates through 2034.

Utilization of the NOL and research and development credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that have occurred or that could occur in the future, as required by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as similar state and foreign provisions. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an "ownership change" as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain shareholders. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since its formation. The Company has not recorded net operating losses that, as a result of these restrictions, will expire unused.

The Company files income tax returns in the United States and Massachusetts. The federal and Massachusetts income tax returns are generally subject to tax examinations for the tax years ended December 31, 2011 through December 31, 2013. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.